GOODWILL - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the net carrying amount of goodwill
Balance at beginning of year	$ 550.1
Balance at end of year	550.1	$ 550.1
Cost
Changes in the net carrying amount of goodwill
Balance at beginning of year	618.6	611.1
Business acquisitions	0.0	7.5
Balance at end of year	618.6	618.6
Accumulated impairment losses
Changes in the net carrying amount of goodwill
Balance at beginning of year	(68.5)
Balance at end of year	$ (68.5)	$ (68.5)